Basis of Presentation and Significant Accounting Policies (Summary of Major Components of Other Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Operating Expenses [Line Items]
Taxes and insurance	$ 129,775	$ 124,635	$ 125,859
Transition services agreements and allocations from Parent	66,441	60,166	40,485
Repairs and maintenance	42,986	45,945	46,069
Utilities	29,833	29,856	30,449
Other miscellaneous operating expenses	77,500	75,365	77,738
Total other operating expenses	645,802	634,233	619,808
Purchased Services [Member]
Other Operating Expenses [Line Items]
Professional fees	180,672	176,758	181,626
Medical Specialist Fees [Member]
Other Operating Expenses [Line Items]
Professional fees	106,803	85,042	80,680
Community Health Systems, Inc [Member] | Management Fees From Parent [Member]
Other Operating Expenses [Line Items]
Other operating expenses	$ 11,792	$ 36,466	$ 36,902